Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Hammerstone Infrastructure Materials Ltd.
Total	$ 10,750,000	$ 1,270,000	$ 1,020,000	$ 13,040,000
Hammerstone Infrastructure Materials Ltd. | Canada | Government of Alberta
Total	3,930,000	1,270,000	1,020,000	6,220,000
Hammerstone Infrastructure Materials Ltd. | Canada | Government Of Canada, Receiver General
Total	6,820,000			6,820,000
Ember Resources Inc.
Total	17,857,000	4,770,000	7,603,000	30,230,000
Ember Resources Inc. | Canada | Camrose County
Total	1,501,000			1,501,000
Ember Resources Inc. | Canada | County of Stettler No. 6
Total	2,068,000			2,068,000
Ember Resources Inc. | Canada | County of Wetaskiwin No. 10
Total	143,000			143,000
Ember Resources Inc. | Canada | Kneehill County
Total	4,957,000			4,957,000
Ember Resources Inc. | Canada | Lacombe County
Total	1,327,000			1,327,000
Ember Resources Inc. | Canada | Mountainview County
Total	1,442,000			1,442,000
Ember Resources Inc. | Canada | Ponoka County
Total	872,000			872,000
Ember Resources Inc. | Canada | Red Deer County
Total	1,414,000			1,414,000
Ember Resources Inc. | Canada | Rockyview County
Total	1,858,000			1,858,000
Ember Resources Inc. | Canada | Starland County
Total	258,000			258,000
Ember Resources Inc. | Canada | Wheatland County
Total	$ 2,017,000			2,017,000
Ember Resources Inc. | Canada | Government Of Alberta, Alberta Energy Regulator
Total			6,265,000	6,265,000
Ember Resources Inc. | Canada | Government of Alberta
Total		$ 4,770,000		4,770,000
Ember Resources Inc. | Canada | Government of Alberta, Alberta Boiler Safety Association
Total			149,000	149,000
Ember Resources Inc. | Canada | Government of Alberta, Minister of Finance
Total			$ 1,189,000	$ 1,189,000